Maturity analysis of assets, liabilities and off-balance sheet commitments (Details) - USD ($) $ in Millions	Dec. 31, 2018	Jan. 01, 2018		Dec. 31, 2017	Dec. 31, 2016
Financial assets
Cash and balances at central banks	$ 162,843	$ 180,621	[1]	$ 180,624	$ 128,009
Items in the course of collection from other banks	5,787	6,628	[1]	6,628	5,003
Hong Kong Government certificates of indebtedness	35,859	34,186	[1]	34,186
Trading assets	238,130	254,410	[1]	287,995
Financial assets designated or otherwise mandatorily measured at fair value	41,111	39,746	[1]	29,464
Derivatives	207,825	219,818	[1]	219,818
Loans and advances to banks	72,167	82,559	[1]	90,393
Loans and advances to customers	981,696	949,737	[1]	962,964	861,504
– personal	391,390			374,762
– corporate and commercial	529,025			516,754
– financial	61,281			71,448
Reverse repurchase agreements – non-trading	242,804	201,553	[1]	201,553
Financial investments in HSBC undertakings	407,433
Financial investments	407,433	383,499	[1]	389,076
Accrued income and other financial assets	75,548			31,084
Financial assets	2,471,203			2,433,785
Non-financial assets	86,921			87,986
Total assets	2,558,124	2,518,430	[1]	2,521,771	2,374,986
Off-balance sheet commitments received
Loan and other credit-related commitments	74,222			36,200
Financial liabilities
Hong Kong currency notes in circulation	35,859	34,186	[1]	34,186
Deposits from banks	56,331	64,492	[1]	69,922
Customer accounts	1,362,643	1,360,227	[1]	1,364,462	1,272,386
– personal	696,969			701,433
– corporate and commercial	499,158			492,895
– financial	166,516			170,134
Repurchase agreements – non-trading	165,884	130,002	[1]	130,002
Items in the course of transmission to other banks	5,641	6,850	[1]	6,850	5,977
Trading liabilities	84,431	80,864	[1]	184,361
Financial liabilities designated at fair value	148,505	144,006	[1]	94,429
Derivatives	205,835	216,821	[1]	216,821
Debt securities in issue	85,342	66,536	[1]	64,546
Accruals and other financial liabilities	87,380			35,334
Subordinated liabilities	22,437	25,861	[1]	19,826
Financial liabilities	2,260,288			2,220,739
Non-financial liabilities	103,587			103,161
Total liabilities	2,363,875	2,322,206	[1]	2,323,900
Off-balance sheet commitments given
Loan and other credit-related commitments	780,266			729,486
Customer accounts, insured by guarantee schemes	364,729			386,417
Increase due to corrections of prior period errors
Off-balance sheet commitments received
Loan and other credit-related commitments				30,000
Off-balance sheet commitments given
Loan and other credit-related commitments				44,000
HSBC Holdings
Financial assets
– balances with HSBC undertakings	3,509	1,985	[2]	1,985	$ 247	[3]
Derivatives	707	2,388	[2]	2,388
Loans and advances to banks	56,144	76,627	[2]	76,627
Loans and advances to HSBC undertakings designated and otherwise mandatorily measured at fair value	23,513	16,208	[2]	11,944
Financial investments in HSBC undertakings	0
Financial investments	0	0	[2]	4,264
Accrued income and other financial assets	60			127
Financial assets	83,933			97,335
Non-financial assets	161,248			94,399
Total assets	245,181	191,559	[2]	191,734
Financial liabilities
Amounts owed to HSBC undertakings	949	2,571	[2]	2,571
Financial liabilities designated at fair value	25,049	25,488	[2]	30,890
Derivatives	2,159	3,082	[2]	3,082
Debt securities in issue	50,800	34,258	[2]	34,258
Accruals and other financial liabilities	942			1,052
Subordinated liabilities	17,715	20,139	[2]	15,877
Financial liabilities	97,614			87,730
Non-financial liabilities	214			217
Total liabilities	97,828	$ 86,882	[2]	87,947
Off-balance sheet commitments given
Loan and other credit-related commitments	0			0
Personal
Off-balance sheet commitments given
Loan and other credit-related commitments	206,055			194,310
Corporate and commercial
Off-balance sheet commitments given
Loan and other credit-related commitments	447,818			434,125
– financial
Off-balance sheet commitments given
Loan and other credit-related commitments	126,393			101,051
– debt securities in issue: covered bonds
Financial liabilities
Financial liabilities designated at fair value	5,253			4,569
Debt securities in issue	748			48
– debt securities in issue: unsecured
Financial liabilities
Financial liabilities designated at fair value	104,064			59,790
Debt securities in issue	78,548			56,808
– subordinated liabilities and preferred securities
Financial liabilities
Financial liabilities designated at fair value	14,693			24,290
– subordinated liabilities and preferred securities | HSBC Holdings
Financial liabilities
Financial liabilities designated at fair value	7,282			13,394
– other
Financial liabilities
Financial liabilities designated at fair value	24,495			5,780
– debt securities in issue: otherwise secured
Financial liabilities
Debt securities in issue	6,046			7,690
Debt securities in issue
Financial liabilities
Financial liabilities	196,093			169,639
Debt securities in issue | HSBC Holdings
Financial liabilities
Financial liabilities designated at fair value	17,767			17,496
Financial liabilities	68,567			51,754
Due not more than 1 month
Financial assets
Cash and balances at central banks	162,843			180,624
Items in the course of collection from other banks	5,787			6,628
Hong Kong Government certificates of indebtedness	35,859			34,186
Trading assets	235,443			284,781
Financial assets designated or otherwise mandatorily measured at fair value	7,743			612
Derivatives	206,925			218,103
Loans and advances to banks	40,114			61,968
Loans and advances to customers	178,613			195,577
– personal	41,967			42,593
– corporate and commercial	118,294			124,669
– financial	18,352			28,315
Reverse repurchase agreements – non-trading	172,795			144,244
Financial investments in HSBC undertakings	40,421
Financial investments				31,981
Accrued income and other financial assets	62,067			19,259
Financial assets	1,148,610			1,177,963
Non-financial assets	0			0
Total assets	1,148,610			1,177,963
Off-balance sheet commitments received
Loan and other credit-related commitments	73,464			36,200
Financial liabilities
Hong Kong currency notes in circulation	35,859			34,186
Deposits from banks	42,406			56,829
Customer accounts	1,225,919			1,269,003
– personal	612,325			648,040
– corporate and commercial	457,661			458,937
– financial	155,933			162,026
Repurchase agreements – non-trading	154,383			113,208
Items in the course of transmission to other banks	5,641			6,850
Trading liabilities	82,867			145,028
Financial liabilities designated at fair value	3,813			80
Derivatives	203,962			213,011
Debt securities in issue	6,777			6,081
Accruals and other financial liabilities	69,958			18,009
Subordinated liabilities	6			0
Financial liabilities	1,831,591			1,862,285
Non-financial liabilities	0			0
Total liabilities	1,831,591			1,862,285
Off-balance sheet commitments given
Loan and other credit-related commitments	769,311			669,485
Due not more than 1 month | HSBC Holdings
Financial assets
– balances with HSBC undertakings	3,509			1,985
Derivatives	540			1,952
Loans and advances to banks	3,052			4,861
Loans and advances to HSBC undertakings designated and otherwise mandatorily measured at fair value	0			0
Financial investments in HSBC undertakings	0
Financial investments				17
Accrued income and other financial assets	33			0
Financial assets	7,134			8,815
Non-financial assets	0			0
Total assets	7,134			8,815
Financial liabilities
Amounts owed to HSBC undertakings	0			120
Financial liabilities designated at fair value	0			0
Derivatives	1,321			2,008
Debt securities in issue	0			0
Accruals and other financial liabilities	319			439
Subordinated liabilities	0			0
Financial liabilities	1,640			2,567
Non-financial liabilities	0			0
Total liabilities	1,640			2,567
Off-balance sheet commitments given
Loan and other credit-related commitments	0			0
Due not more than 1 month | Personal
Off-balance sheet commitments given
Loan and other credit-related commitments	203,622			187,545
Due not more than 1 month | Corporate and commercial
Off-balance sheet commitments given
Loan and other credit-related commitments	441,199			388,778
Due not more than 1 month | – financial
Off-balance sheet commitments given
Loan and other credit-related commitments	124,490			93,162
Due not more than 1 month | – debt securities in issue: covered bonds
Financial liabilities
Financial liabilities designated at fair value	0			0
Debt securities in issue	0			0
Due not more than 1 month | – debt securities in issue: unsecured
Financial liabilities
Financial liabilities designated at fair value	981			55
Debt securities in issue	4,611			2,602
Due not more than 1 month | – subordinated liabilities and preferred securities
Financial liabilities
Financial liabilities designated at fair value	0			0
Due not more than 1 month | – subordinated liabilities and preferred securities | HSBC Holdings
Financial liabilities
Financial liabilities designated at fair value	0			0
Due not more than 1 month | – other
Financial liabilities
Financial liabilities designated at fair value	2,832			25
Due not more than 1 month | – debt securities in issue: otherwise secured
Financial liabilities
Debt securities in issue	2,166			3,479
Due not more than 1 month | Debt securities in issue | HSBC Holdings
Financial liabilities
Financial liabilities designated at fair value	0			0
Due over 1 month but not more than 3 months
Financial assets
Cash and balances at central banks	0			0
Items in the course of collection from other banks	0			0
Hong Kong Government certificates of indebtedness	0			0
Trading assets	264			1,432
Financial assets designated or otherwise mandatorily measured at fair value	49			93
Derivatives	15			162
Loans and advances to banks	10,421			10,665
Loans and advances to customers	72,072			65,469
– personal	8,736			9,126
– corporate and commercial	58,623			50,532
– financial	4,713			5,811
Reverse repurchase agreements – non-trading	41,084			30,289
Financial investments in HSBC undertakings	58,731
Financial investments				51,487
Accrued income and other financial assets	6,893			5,795
Financial assets	189,529			165,392
Non-financial assets	0			0
Total assets	189,529			165,392
Off-balance sheet commitments received
Loan and other credit-related commitments	0			0
Financial liabilities
Hong Kong currency notes in circulation	0			0
Deposits from banks	3,457			1,961
Customer accounts	66,990			44,129
– personal	38,132			22,938
– corporate and commercial	22,922			16,496
– financial	5,936			4,695
Repurchase agreements – non-trading	8,140			14,042
Items in the course of transmission to other banks	0			0
Trading liabilities	251			2,026
Financial liabilities designated at fair value	4,476			281
Derivatives	62			79
Debt securities in issue	11,194			6,295
Accruals and other financial liabilities	8,986			9,547
Subordinated liabilities	89			1,918
Financial liabilities	103,645			80,278
Non-financial liabilities	0			0
Total liabilities	103,645			80,278
Off-balance sheet commitments given
Loan and other credit-related commitments	5,281			39,192
Due over 1 month but not more than 3 months | HSBC Holdings
Financial assets
– balances with HSBC undertakings	0			0
Derivatives	0			0
Loans and advances to banks	11,563			13,039
Loans and advances to HSBC undertakings designated and otherwise mandatorily measured at fair value	0			0
Financial investments in HSBC undertakings	0
Financial investments				3
Accrued income and other financial assets	27			4
Financial assets	11,590			13,046
Non-financial assets	0			0
Total assets	11,590			13,046
Financial liabilities
Amounts owed to HSBC undertakings	949			2,405
Financial liabilities designated at fair value	0			0
Derivatives	0			0
Debt securities in issue	0			0
Accruals and other financial liabilities	353			395
Subordinated liabilities	0			1,918
Financial liabilities	1,302			4,718
Non-financial liabilities	0			0
Total liabilities	1,302			4,718
Off-balance sheet commitments given
Loan and other credit-related commitments	0			0
Due over 1 month but not more than 3 months | Personal
Off-balance sheet commitments given
Loan and other credit-related commitments	974			2,001
Due over 1 month but not more than 3 months | Corporate and commercial
Off-balance sheet commitments given
Loan and other credit-related commitments	2,694			32,011
Due over 1 month but not more than 3 months | – financial
Off-balance sheet commitments given
Loan and other credit-related commitments	1,613			5,180
Due over 1 month but not more than 3 months | – debt securities in issue: covered bonds
Financial liabilities
Financial liabilities designated at fair value	0			0
Debt securities in issue	0			0
Due over 1 month but not more than 3 months | – debt securities in issue: unsecured
Financial liabilities
Financial liabilities designated at fair value	1,562			95
Debt securities in issue	10,094			6,291
Due over 1 month but not more than 3 months | – subordinated liabilities and preferred securities
Financial liabilities
Financial liabilities designated at fair value	0			0
Due over 1 month but not more than 3 months | – subordinated liabilities and preferred securities | HSBC Holdings
Financial liabilities
Financial liabilities designated at fair value	0			0
Due over 1 month but not more than 3 months | – other
Financial liabilities
Financial liabilities designated at fair value	2,914			186
Due over 1 month but not more than 3 months | – debt securities in issue: otherwise secured
Financial liabilities
Debt securities in issue	1,100			4
Due over 1 month but not more than 3 months | Debt securities in issue | HSBC Holdings
Financial liabilities
Financial liabilities designated at fair value	0			0
Due over 3 months but not more than 6 months
Financial assets
Cash and balances at central banks	0			0
Items in the course of collection from other banks	0			0
Hong Kong Government certificates of indebtedness	0			0
Trading assets	707			642
Financial assets designated or otherwise mandatorily measured at fair value	371			230
Derivatives	57			97
Loans and advances to banks	3,486			4,212
Loans and advances to customers	58,680			49,860
– personal	8,237			8,483
– corporate and commercial	45,918			36,046
– financial	4,525			5,331
Reverse repurchase agreements – non-trading	13,308			7,951
Financial investments in HSBC undertakings	30,464
Financial investments				31,634
Accrued income and other financial assets	2,403			2,050
Financial assets	109,476			96,676
Non-financial assets	0			0
Total assets	109,476			96,676
Off-balance sheet commitments received
Loan and other credit-related commitments	0			0
Financial liabilities
Hong Kong currency notes in circulation	0			0
Deposits from banks	1,043			1,097
Customer accounts	31,315			21,596
– personal	21,218			13,489
– corporate and commercial	8,029			6,983
– financial	2,068			1,124
Repurchase agreements – non-trading	1,750			1,592
Items in the course of transmission to other banks	0			0
Trading liabilities	326			2,177
Financial liabilities designated at fair value	6,878			2,094
Derivatives	135			141
Debt securities in issue	12,556			5,228
Accruals and other financial liabilities	3,296			2,798
Subordinated liabilities	3			73
Financial liabilities	57,302			36,796
Non-financial liabilities	0			0
Total liabilities	57,302			36,796
Off-balance sheet commitments given
Loan and other credit-related commitments	941			3,812
Due over 3 months but not more than 6 months | HSBC Holdings
Financial assets
– balances with HSBC undertakings	0			0
Derivatives	0			0
Loans and advances to banks	158			3,145
Loans and advances to HSBC undertakings designated and otherwise mandatorily measured at fair value	0			0
Financial investments in HSBC undertakings	0
Financial investments				0
Accrued income and other financial assets	0			0
Financial assets	158			3,145
Non-financial assets	0			0
Total assets	158			3,145
Financial liabilities
Amounts owed to HSBC undertakings	0			46
Financial liabilities designated at fair value	2,125			0
Derivatives	0			0
Debt securities in issue	0			0
Accruals and other financial liabilities	188			157
Subordinated liabilities				0
Financial liabilities	2,313			203
Non-financial liabilities	0			0
Total liabilities	2,313			203
Off-balance sheet commitments given
Loan and other credit-related commitments	0			0
Due over 3 months but not more than 6 months | Personal
Off-balance sheet commitments given
Loan and other credit-related commitments	59			340
Due over 3 months but not more than 6 months | Corporate and commercial
Off-balance sheet commitments given
Loan and other credit-related commitments	799			2,782
Due over 3 months but not more than 6 months | – financial
Off-balance sheet commitments given
Loan and other credit-related commitments	83			690
Due over 3 months but not more than 6 months | – debt securities in issue: covered bonds
Financial liabilities
Financial liabilities designated at fair value	205			0
Debt securities in issue	0			0
Due over 3 months but not more than 6 months | – debt securities in issue: unsecured
Financial liabilities
Financial liabilities designated at fair value	2,659			2,087
Debt securities in issue	12,526			5,228
Due over 3 months but not more than 6 months | – subordinated liabilities and preferred securities
Financial liabilities
Financial liabilities designated at fair value	2,125			0
Due over 3 months but not more than 6 months | – subordinated liabilities and preferred securities | HSBC Holdings
Financial liabilities
Financial liabilities designated at fair value	2,125			0
Due over 3 months but not more than 6 months | – other
Financial liabilities
Financial liabilities designated at fair value	1,889			7
Due over 3 months but not more than 6 months | – debt securities in issue: otherwise secured
Financial liabilities
Debt securities in issue	30			0
Due over 3 months but not more than 6 months | Debt securities in issue | HSBC Holdings
Financial liabilities
Financial liabilities designated at fair value	0			0
Due over 6 months but not more than 9 months
Financial assets
Cash and balances at central banks	0			0
Items in the course of collection from other banks	0			0
Hong Kong Government certificates of indebtedness	0			0
Trading assets	744			0
Financial assets designated or otherwise mandatorily measured at fair value	145			162
Derivatives	79			124
Loans and advances to banks	2,004			2,344
Loans and advances to customers	38,394			34,107
– personal	7,581			7,441
– corporate and commercial	27,001			22,932
– financial	3,812			3,734
Reverse repurchase agreements – non-trading	5,763			2,194
Financial investments in HSBC undertakings	15,707
Financial investments				13,446
Accrued income and other financial assets	561			358
Financial assets	63,397			52,735
Non-financial assets	0			0
Total assets	63,397			52,735
Off-balance sheet commitments received
Loan and other credit-related commitments	0			0
Financial liabilities
Hong Kong currency notes in circulation	0			0
Deposits from banks	784			616
Customer accounts	17,218			11,570
– personal	11,483			6,810
– corporate and commercial	4,599			3,712
– financial	1,136			1,048
Repurchase agreements – non-trading	629			160
Items in the course of transmission to other banks	0			0
Trading liabilities	633			2,130
Financial liabilities designated at fair value	3,076			271
Derivatives	191			140
Debt securities in issue	8,075			5,795
Accruals and other financial liabilities	659			749
Subordinated liabilities	0			36
Financial liabilities	31,265			21,467
Non-financial liabilities	0			0
Total liabilities	31,265			21,467
Off-balance sheet commitments given
Loan and other credit-related commitments	1,972			2,103
Due over 6 months but not more than 9 months | HSBC Holdings
Financial assets
– balances with HSBC undertakings	0			0
Derivatives	0			0
Loans and advances to banks	968			5
Loans and advances to HSBC undertakings designated and otherwise mandatorily measured at fair value	0			0
Financial investments in HSBC undertakings	0
Financial investments				0
Accrued income and other financial assets	0			0
Financial assets	968			5
Non-financial assets	0			0
Total assets	968			5
Financial liabilities
Amounts owed to HSBC undertakings	0			0
Financial liabilities designated at fair value	0			0
Derivatives	0			0
Debt securities in issue	0			0
Accruals and other financial liabilities	36			39
Subordinated liabilities	0			0
Financial liabilities	36			39
Non-financial liabilities	0			0
Total liabilities	36			39
Off-balance sheet commitments given
Loan and other credit-related commitments	0			0
Due over 6 months but not more than 9 months | Personal
Off-balance sheet commitments given
Loan and other credit-related commitments	32			343
Due over 6 months but not more than 9 months | Corporate and commercial
Off-balance sheet commitments given
Loan and other credit-related commitments	1,895			1,322
Due over 6 months but not more than 9 months | – financial
Off-balance sheet commitments given
Loan and other credit-related commitments	45			438
Due over 6 months but not more than 9 months | – debt securities in issue: covered bonds
Financial liabilities
Financial liabilities designated at fair value	0			209
Debt securities in issue	0			0
Due over 6 months but not more than 9 months | – debt securities in issue: unsecured
Financial liabilities
Financial liabilities designated at fair value	2,290			62
Debt securities in issue	8,075			5,795
Due over 6 months but not more than 9 months | – subordinated liabilities and preferred securities
Financial liabilities
Financial liabilities designated at fair value	0			0
Due over 6 months but not more than 9 months | – subordinated liabilities and preferred securities | HSBC Holdings
Financial liabilities
Financial liabilities designated at fair value	0			0
Due over 6 months but not more than 9 months | – other
Financial liabilities
Financial liabilities designated at fair value	786			0
Due over 6 months but not more than 9 months | – debt securities in issue: otherwise secured
Financial liabilities
Debt securities in issue	0			0
Due over 6 months but not more than 9 months | Debt securities in issue | HSBC Holdings
Financial liabilities
Financial liabilities designated at fair value	0			0
Due over 9 months but not more than 1 year
Financial assets
Cash and balances at central banks	0			0
Items in the course of collection from other banks	0			0
Hong Kong Government certificates of indebtedness	0			0
Trading assets	104			1,140
Financial assets designated or otherwise mandatorily measured at fair value	334			197
Derivatives	18			42
Loans and advances to banks	3,282			1,502
Loans and advances to customers	37,333			37,176
– personal	7,240			7,492
– corporate and commercial	25,597			26,577
– financial	4,496			3,107
Reverse repurchase agreements – non-trading	3,574			3,960
Financial investments in HSBC undertakings	15,357
Financial investments				17,647
Accrued income and other financial assets	307			411
Financial assets	60,309			62,075
Non-financial assets	0			0
Total assets	60,309			62,075
Off-balance sheet commitments received
Loan and other credit-related commitments	1			0
Financial liabilities
Hong Kong currency notes in circulation	0			0
Deposits from banks	542			157
Customer accounts	13,760			10,757
– personal	8,282			5,727
– corporate and commercial	4,317			3,970
– financial	1,161			1,060
Repurchase agreements – non-trading	73			0
Items in the course of transmission to other banks	0			0
Trading liabilities	81			3,077
Financial liabilities designated at fair value	3,481			2,798
Derivatives	144			202
Debt securities in issue	3,330			9,240
Accruals and other financial liabilities	1,269			717
Subordinated liabilities	0			132
Financial liabilities	22,680			27,080
Non-financial liabilities	0			0
Total liabilities	22,680			27,080
Off-balance sheet commitments given
Loan and other credit-related commitments	1,257			4,686
Due over 9 months but not more than 1 year | HSBC Holdings
Financial assets
– balances with HSBC undertakings	0			0
Derivatives	0			0
Loans and advances to banks	1			2
Loans and advances to HSBC undertakings designated and otherwise mandatorily measured at fair value	0			0
Financial investments in HSBC undertakings	0
Financial investments				0
Accrued income and other financial assets	0			0
Financial assets	1			2
Non-financial assets	0			0
Total assets	1			2
Financial liabilities
Amounts owed to HSBC undertakings	0			0
Financial liabilities designated at fair value	0			0
Derivatives	0			0
Debt securities in issue	0			1,081
Accruals and other financial liabilities	5			7
Subordinated liabilities	0			0
Financial liabilities	5			1,088
Non-financial liabilities	0			0
Total liabilities	5			1,088
Off-balance sheet commitments given
Loan and other credit-related commitments	0			0
Due over 9 months but not more than 1 year | Personal
Off-balance sheet commitments given
Loan and other credit-related commitments	201			1,583
Due over 9 months but not more than 1 year | Corporate and commercial
Off-balance sheet commitments given
Loan and other credit-related commitments	974			2,309
Due over 9 months but not more than 1 year | – financial
Off-balance sheet commitments given
Loan and other credit-related commitments	82			794
Due over 9 months but not more than 1 year | – debt securities in issue: covered bonds
Financial liabilities
Financial liabilities designated at fair value	0			0
Debt securities in issue	0			1
Due over 9 months but not more than 1 year | – debt securities in issue: unsecured
Financial liabilities
Financial liabilities designated at fair value	2,353			2,797
Debt securities in issue	3,330			8,239
Due over 9 months but not more than 1 year | – subordinated liabilities and preferred securities
Financial liabilities
Financial liabilities designated at fair value	0			0
Due over 9 months but not more than 1 year | – subordinated liabilities and preferred securities | HSBC Holdings
Financial liabilities
Financial liabilities designated at fair value	0			0
Due over 9 months but not more than 1 year | – other
Financial liabilities
Financial liabilities designated at fair value	1,128			1
Due over 9 months but not more than 1 year | – debt securities in issue: otherwise secured
Financial liabilities
Debt securities in issue	0			1,000
Due over 9 months but not more than 1 year | Debt securities in issue | HSBC Holdings
Financial liabilities
Financial liabilities designated at fair value	0			0
Due over 1 year but not more than 2 years
Financial assets
Cash and balances at central banks	0			0
Items in the course of collection from other banks	0			0
Hong Kong Government certificates of indebtedness	0			0
Trading assets	197			0
Financial assets designated or otherwise mandatorily measured at fair value	918			556
Derivatives	69			234
Loans and advances to banks	7,158			5,799
Loans and advances to customers	101,267			93,065
– personal	24,942			23,552
– corporate and commercial	67,093			61,785
– financial	9,232			7,728
Reverse repurchase agreements – non-trading	5,253			1,072
Financial investments in HSBC undertakings	41,866
Financial investments				40,582
Accrued income and other financial assets	349			652
Financial assets	157,077			141,960
Non-financial assets	0			0
Total assets	157,077			141,960
Off-balance sheet commitments received
Loan and other credit-related commitments	3			0
Financial liabilities
Hong Kong currency notes in circulation	0			0
Deposits from banks	5,558			361
Customer accounts	4,122			4,527
– personal	2,853			2,753
– corporate and commercial	1,092			1,705
– financial	177			69
Repurchase agreements – non-trading	408			0
Items in the course of transmission to other banks	0			0
Trading liabilities	235			5,038
Financial liabilities designated at fair value	12,545			4,215
Derivatives	560			504
Debt securities in issue	10,670			6,725
Accruals and other financial liabilities	885			1,007
Subordinated liabilities	1,996			273
Financial liabilities	36,979			22,650
Non-financial liabilities	0			0
Total liabilities	36,979			22,650
Off-balance sheet commitments given
Loan and other credit-related commitments	361			3,436
Due over 1 year but not more than 2 years | HSBC Holdings
Financial assets
– balances with HSBC undertakings	0			0
Derivatives	0			80
Loans and advances to banks	0			1,134
Loans and advances to HSBC undertakings designated and otherwise mandatorily measured at fair value	0			0
Financial investments in HSBC undertakings	0
Financial investments				0
Accrued income and other financial assets	0			0
Financial assets	0			1,214
Non-financial assets	0			0
Total assets	0			1,214
Financial liabilities
Amounts owed to HSBC undertakings	0			0
Financial liabilities designated at fair value	0			2,349
Derivatives	0			110
Debt securities in issue	0			0
Accruals and other financial liabilities	0			3
Subordinated liabilities	0			0
Financial liabilities	0			2,462
Non-financial liabilities	0			0
Total liabilities	0			2,462
Off-balance sheet commitments given
Loan and other credit-related commitments	0			0
Due over 1 year but not more than 2 years | Personal
Off-balance sheet commitments given
Loan and other credit-related commitments	280			1,033
Due over 1 year but not more than 2 years | Corporate and commercial
Off-balance sheet commitments given
Loan and other credit-related commitments	34			2,403
Due over 1 year but not more than 2 years | – financial
Off-balance sheet commitments given
Loan and other credit-related commitments	47			0
Due over 1 year but not more than 2 years | – debt securities in issue: covered bonds
Financial liabilities
Financial liabilities designated at fair value	1,190			212
Debt securities in issue	0			3
Due over 1 year but not more than 2 years | – debt securities in issue: unsecured
Financial liabilities
Financial liabilities designated at fair value	9,143			1,654
Debt securities in issue	10,276			5,622
Due over 1 year but not more than 2 years | – subordinated liabilities and preferred securities
Financial liabilities
Financial liabilities designated at fair value	0			2,349
Due over 1 year but not more than 2 years | – subordinated liabilities and preferred securities | HSBC Holdings
Financial liabilities
Financial liabilities designated at fair value	0			2,349
Due over 1 year but not more than 2 years | – other
Financial liabilities
Financial liabilities designated at fair value	2,212			0
Due over 1 year but not more than 2 years | – debt securities in issue: otherwise secured
Financial liabilities
Debt securities in issue	394			1,100
Due over 1 year but not more than 2 years | Debt securities in issue | HSBC Holdings
Financial liabilities
Financial liabilities designated at fair value	0			0
Due over 2 years but not more than 5 years
Financial assets
Cash and balances at central banks	0			0
Items in the course of collection from other banks	0			0
Hong Kong Government certificates of indebtedness	0			0
Trading assets	671			0
Financial assets designated or otherwise mandatorily measured at fair value	2,415			2,068
Derivatives	328			592
Loans and advances to banks	4,508			2,491
Loans and advances to customers	219,841			218,784
– personal	63,061			61,238
– corporate and commercial	143,959			144,451
– financial	12,821			13,095
Reverse repurchase agreements – non-trading	1,027			4,598
Financial investments in HSBC undertakings	92,846
Financial investments				90,366
Accrued income and other financial assets	731			513
Financial assets	322,367			319,412
Non-financial assets	0			0
Total assets	322,367			319,412
Off-balance sheet commitments received
Loan and other credit-related commitments	98			0
Financial liabilities
Hong Kong currency notes in circulation	0			0
Deposits from banks	1,655			7,393
Customer accounts	3,194			2,257
– personal	2,623			1,557
– corporate and commercial	509			641
– financial	62			59
Repurchase agreements – non-trading	501			1,000
Items in the course of transmission to other banks	0			0
Trading liabilities	36			12,814
Financial liabilities designated at fair value	53,615			22,468
Derivatives	159			1,107
Debt securities in issue	19,713			22,767
Accruals and other financial liabilities	1,027			1,569
Subordinated liabilities	1,384			3,595
Financial liabilities	81,284			74,970
Non-financial liabilities	0			0
Total liabilities	81,284			74,970
Off-balance sheet commitments given
Loan and other credit-related commitments	731			4,423
Due over 2 years but not more than 5 years | HSBC Holdings
Financial assets
– balances with HSBC undertakings	0			0
Derivatives	0			0
Loans and advances to banks	14,062			29,560
Loans and advances to HSBC undertakings designated and otherwise mandatorily measured at fair value	8,116			2,411
Financial investments in HSBC undertakings	0
Financial investments				1,798
Accrued income and other financial assets				0
Financial assets	22,178			33,769
Non-financial assets	0			0
Total assets	22,178			33,769
Financial liabilities
Amounts owed to HSBC undertakings	0			0
Financial liabilities designated at fair value	12,306			11,491
Derivatives	339			183
Debt securities in issue	23,770			10,354
Accruals and other financial liabilities	0			1
Subordinated liabilities	0			0
Financial liabilities	36,415			22,029
Non-financial liabilities	0			0
Total liabilities	36,415			22,029
Off-balance sheet commitments given
Loan and other credit-related commitments	0			0
Due over 2 years but not more than 5 years | Personal
Off-balance sheet commitments given
Loan and other credit-related commitments	556			952
Due over 2 years but not more than 5 years | Corporate and commercial
Off-balance sheet commitments given
Loan and other credit-related commitments	150			2,804
Due over 2 years but not more than 5 years | – financial
Off-balance sheet commitments given
Loan and other credit-related commitments	25			667
Due over 2 years but not more than 5 years | – debt securities in issue: covered bonds
Financial liabilities
Financial liabilities designated at fair value	2,721			2,494
Debt securities in issue	748			10
Due over 2 years but not more than 5 years | – debt securities in issue: unsecured
Financial liabilities
Financial liabilities designated at fair value	47,443			19,505
Debt securities in issue	18,021			21,843
Due over 2 years but not more than 5 years | – subordinated liabilities and preferred securities
Financial liabilities
Financial liabilities designated at fair value	0			459
Due over 2 years but not more than 5 years | – subordinated liabilities and preferred securities | HSBC Holdings
Financial liabilities
Financial liabilities designated at fair value	0			0
Due over 2 years but not more than 5 years | – other
Financial liabilities
Financial liabilities designated at fair value	3,451			10
Due over 2 years but not more than 5 years | – debt securities in issue: otherwise secured
Financial liabilities
Debt securities in issue	944			914
Due over 2 years but not more than 5 years | Debt securities in issue | HSBC Holdings
Financial liabilities
Financial liabilities designated at fair value	12,306			11,491
More than 5 years
Financial assets
Cash and balances at central banks	0			0
Items in the course of collection from other banks	0			0
Hong Kong Government certificates of indebtedness	0			0
Trading assets	0			0
Financial assets designated or otherwise mandatorily measured at fair value	29,136			25,546
Derivatives	334			464
Loans and advances to banks	1,194			1,412
Loans and advances to customers	275,496			268,926
– personal	229,626			214,837
– corporate and commercial	42,540			49,762
– financial	3,330			4,327
Reverse repurchase agreements – non-trading	0			7,245
Financial investments in HSBC undertakings	112,041
Financial investments				111,933
Accrued income and other financial assets	2,237			2,046
Financial assets	420,438			417,572
Non-financial assets	86,921			87,986
Total assets	507,359			505,558
Off-balance sheet commitments received
Loan and other credit-related commitments	656			0
Financial liabilities
Hong Kong currency notes in circulation	0			0
Deposits from banks	886			1,508
Customer accounts	125			623
– personal	53			119
– corporate and commercial	29			451
– financial	43			53
Repurchase agreements – non-trading	0			0
Items in the course of transmission to other banks	0			0
Trading liabilities	2			12,071
Financial liabilities designated at fair value	60,621			62,222
Derivatives	622			1,637
Debt securities in issue	13,027			2,415
Accruals and other financial liabilities	1,300			938
Subordinated liabilities	18,959			13,799
Financial liabilities	95,542			95,213
Non-financial liabilities	103,587			103,161
Total liabilities	199,129			198,374
Off-balance sheet commitments given
Loan and other credit-related commitments	412			2,349
More than 5 years | HSBC Holdings
Financial assets
– balances with HSBC undertakings	0			0
Derivatives	167			356
Loans and advances to banks	26,340			24,881
Loans and advances to HSBC undertakings designated and otherwise mandatorily measured at fair value	15,397			9,533
Financial investments in HSBC undertakings	0
Financial investments				2,446
Accrued income and other financial assets	0			123
Financial assets	41,904			37,339
Non-financial assets	161,248			94,399
Total assets	203,152			131,738
Financial liabilities
Amounts owed to HSBC undertakings	0			0
Financial liabilities designated at fair value	10,618			17,050
Derivatives	499			781
Debt securities in issue	27,030			22,823
Accruals and other financial liabilities	41			11
Subordinated liabilities	17,715			13,959
Financial liabilities	55,903			54,624
Non-financial liabilities	214			217
Total liabilities	56,117			54,841
Off-balance sheet commitments given
Loan and other credit-related commitments	0			0
More than 5 years | Personal
Off-balance sheet commitments given
Loan and other credit-related commitments	331			513
More than 5 years | Corporate and commercial
Off-balance sheet commitments given
Loan and other credit-related commitments	73			1,716
More than 5 years | – financial
Off-balance sheet commitments given
Loan and other credit-related commitments	8			120
More than 5 years | – debt securities in issue: covered bonds
Financial liabilities
Financial liabilities designated at fair value	1,137			1,654
Debt securities in issue	0			34
More than 5 years | – debt securities in issue: unsecured
Financial liabilities
Financial liabilities designated at fair value	37,633			33,535
Debt securities in issue	11,615			1,188
More than 5 years | – subordinated liabilities and preferred securities
Financial liabilities
Financial liabilities designated at fair value	12,568			21,482
More than 5 years | – subordinated liabilities and preferred securities | HSBC Holdings
Financial liabilities
Financial liabilities designated at fair value	5,157			11,045
More than 5 years | – other
Financial liabilities
Financial liabilities designated at fair value	9,283			5,551
More than 5 years | – debt securities in issue: otherwise secured
Financial liabilities
Debt securities in issue	1,412			1,193
More than 5 years | Debt securities in issue | HSBC Holdings
Financial liabilities
Financial liabilities designated at fair value	$ 5,461			$ 6,005

[1]	Balances at 1 January 2018 have been prepared in accordance with accounting policies referred to on page 263. 31 December 2017 balances have not been re-presented. Information regarding the effects of adoption of IFRS 9 can be found in Note 37.
[2]	Balances at 1 January 2018 have been prepared in accordance with accounting policies referred to on page 263. 31 December 2017 balances have not been re-presented. Information regarding the effects of adoption of IFRS 9 can be found in Note 37.
[3]	The 2016 comparative figure for cash and cash equivalents was amended in 2017 to include loans and advances to HSBC undertakings of one month or less duration.